S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Sep. 16, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Richard Barasch, our Chairman and Chief Executive Officer, is the sole managing member of our sponsor and controls our sponsor, including the exercise of voting and investment discretion over the securities of our company held by our sponsor. As of the date hereof, other than Mr. Barasch, no other person has a direct or indirect material interest in our sponsor.
Experience and Involvement in Other SPACs [Text Block]

Richard A. Barasch, our Chairman and Chief Executive Officer has previously served as Chief Executive Officer of Universal American Corp., a publicly-traded health insurance and services company focused on the senior market and government programs, from 1995 until Universal American’s acquisition by WellCare Health Plans in April 2017. Mr. Barasch has significant experience working on prior special purpose acquisition companies, having served as Chairman and Chief Executive Officer of DFB Healthcare Acquisitions Corp., Executive Chairman of DFP Healthcare Acquisitions Corp. and Executive Chairman of Deerfield Healthcare Technology Acquisition Corp., all of which completed mergers with targets. He is currently founding partner of RAB Ventures LLC, formed to invest in growth healthcare companies. He is a Director of HouseWorks LLC, a provider of personal care, Frontier Direct a direct primary care company, Cecelia Health, Inc., a virtual specialty medical practice, and BlueZones Health, an MSO for risk bearing Medicare Advantage primary care physicians who adopt the Blue Zones philosophy. He serves on the Board of Advisors, Mailman School of Public Health, Columbia University, and the Advisory Board of the Health Policy and Management program at the Mailman School of Public Health. He also serves on the Board of Trustees of the Community Health Network an FQHC located in New York City. He is also on the Dean’s Council at Columbia Law School, where he is also an adjunct Lecturer in Law. Through these activities, Mr. Barasch has developed an extensive network of contacts throughout the healthcare industry. Mr. Barasch graduated from Swarthmore College and Columbia University Law School where he was an editor of the Columbia Law Review. We believe Mr. Barasch’s management and investment experiences make him well qualified to serve as our Chairman and Chief Executive Officer.

Avi Rafalson, our Chief Financial Officer is a Principal at RAB Ventures LLC, focusing on transaction origination, deal structuring, and portfolio management. Previously, Mr. Rafalson was Chief Financial Officer of MyndYou, LLC, a private equity-backed healthcare AI company, from 2024 until its sale in November 2025. At MyndYou, he drove commercial growth and capital strategy, securing growth funding, and reshaping go-to-market and pricing strategies that yielded substantial revenue expansion. Prior to this, he spent five years in progressive finance leadership roles within the UnitedHealth Group (NYSE: UNH) OptumCare subsidiary. He initially served on the core executive team that executed the sale of CareMount Health Solutions, LLC to UNH’s OptumCare division in December 2020. Following the acquisition, he was promoted to Regional Vice-President of FP&A for OptumCare Tri-State, a regional division of the UNH care delivery platform, where he managed a $3.5 billion revenue P&L and a $125 million CapEx budget. He began his career at BBVA Compass, where he structured leveraged and investment grade syndicated debt transactions, and in Alvarez & Marsal’s Healthcare Industry Group, where he focused on strategy and operational performance improvement for distressed healthcare companies. Mr. Rafalson holds a B.B.A. in Corporate Finance and Investment Banking from the McCombs School of Business at the University of Texas at Austin.

Benjamin Barasch, our Vice-President, Acquisitions, is the founder and a Principal of Boro Partners, a healthcare-focused investment vehicle he formed in 2021, which invests alongside RAB Ventures LLC, the Barasch family investment vehicle. Through Boro Partners, Mr. Barasch has participated in investments in HouseWorks, LLC, Cecelia Health, Inc., Frontier Direct and Starling Oncology, Inc. (Nasdaq: STLN). Mr. Barasch serves as a board observer for Blue Zones and Frontier Direct. Previously, from 2014 to 2021, Mr. Barasch served as Head of Originations and Acquisitions at Urban Standard Capital, where he was a member of the firm's Investment Committee and originated, structured and executed more than $250 million of equity and debt investments. Mr. Barasch is the son of our Chairman and Chief Executive Officer, Richard A. Barasch. Benjamin Barasch holds a B.A. in History from Yale College.

Dr. Mohit Kaushal will be appointed as a member of our Board of Directors upon the trading of our securities on Nasdaq. Dr. Kaushal has had an extensive career within investing, clinical medicine and public policy. During his time in the Obama administration, he was a member of the White House Health IT task force; a cross- agency team implementing the technology aspects of the Affordable Care Act and testified to Congress on the application of technology and payment reform to the Medicare population. He also built and led the first dedicated healthcare team at the Federal Communications Commission, where his team initiated collaboration with the Food and Drug Administration (“FDA”) for the regulatory streamlining of converged telecommunications, data analytics and medical devices leading to the release of the mobile medical applications guidance by the FDA. In addition, his team reformed the Rural Healthcare Fund to create the Healthcare Connect Fund, which aligned the funding mechanism with wider healthcare payment policy and technology reform. Dr. Kaushal has served as a director of Starling Oncology since March 2020. Dr. Kaushal is a lead investor, board member or advisor to numerous transformational healthcare companies, including Emyria Pty Ltd., a company whose securities are publicly-traded on the Australian Securities Exchange. He is on the board of various private entities, and he previously served on the board of Oak Street Health, a publicly-held network of primary care clinics, from 2016 until it was acquired by CVS Health in 2023. Dr. Kaushal is an emergency room physician, holds an MBA from Stanford Graduate School of Business and an MD with distinction from Imperial College of Science, Technology and Medicine, London. He is an Adjunct Professor at Stanford University with a joint position within the newly created Biomedical Data Science. Dr. Kaushal was selected to serve on the board of directors due to his significant management experience in the healthcare industry.

Roger Meltzer will be appointed as a member of our Board of Directors upon the trading of our securities on Nasdaq. Mr. Meltzer has served as Chairman Emeritus of DLA Piper, a global law firm, since January 2021. Mr. Meltzer served as the Global Co-Chairman and Member of the Global Board of DLA Piper from 2015 to 2020. Mr. Meltzer has served as a director of Haymaker Acquisition Corp. 4 since February 2021, MSP Recovery, Inc. since May 2022, and Lionheart Holdings since June 2024. Mr. Meltzer previously served as a director of Old QVC Group, Inc. from June 2025 to August 2026, Audacy Inc. from November 2023 to September 2024, Lionheart II Corp from March 2021 to May 2022, Lionheart III Corp from March 2021 to August 2022, Haymaker Acquisition Corp III from February 2021 to July 2022, and Hain Celestial Group, Inc. from December 2000 to February 2020. Mr. Meltzer brings extensive experience producing substantial innovation for global firms. Mr. Meltzer has successfully navigated firms and local offices through challenges such as major worldwide financial headwinds, transnational cyber-attacks and global pandemics. Under his leadership, he has clearly established moral and business imperatives and has pioneered industry precedents for institutionalized equality, diversity and inclusivity and nurtured a global iconic pro bono effort. He is known for leading and nurturing entrepreneurial, high performing, and team-centric cultures. Mr. Meltzer received a Juris Doctor degree in law from New York University School of Law and an A.B. from Harvard College. Mr. Meltzer is qualified to serve as a director due to his experience representing corporate clients on high-profile, complex, and cross-border matters and his leadership qualities.

Bradley Cooper will be appointed as a member of our Board of Directors upon the trading of our securities on Nasdaq. Mr. Cooper is a Managing Partner of Capital Z Partners, a private equity fund focused on investing in the financial services sector. Prior to founding Capital Z in 1990, Mr. Cooper was an investment banker in the Financial Institutions Group of Salomon Brothers (now Citigroup). He has extensive Board experience with both publicly traded and privately held companies, having served on, and chaired many committees. Mr. Cooper has served as a member of the Board of Hamilton Insurance Group, Ltd. (NYSE: HG) since June 2024. Mr. Cooper served on the Board of non-profit Make-A-Wish Foundation of Metro New York for 16 years, the final three as Chair, and the University of Michigan, Stephen M. Ross School of Business Advisory Board for approximately 8 years. We believe that Mr. Cooper’s extensive experience in the financial services sector and business leadership experience qualify him to serve on the Company’s Board.